Share-Based Compensation - Summary of Movement of the RSUs (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares		6 Months Ended		12 Months Ended
	Oct. 05, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
2022 RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares, Beginning		208,007	442,012	442,012
Number of restricted shares, Vested	(745,164)	(208,007)	(208,006)	(234,005)	(234,005)
Number of restricted shares, Ending		208,007	234,006	208,007	442,012
Weighted average grant date fair value, Beginning		$ 6.3515	$ 6.3515	$ 6.3515
Weighted average grant date fair value, Vested		6.3515	6.3515
Weighted average grant date fair value, Ending			$ 6.3515	$ 6.3515	$ 6.3515
Weighted average grant date fair value, Granted		$ 6.3515
2025 RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares, Vested		(1,299,766)
Number of restricted shares, Ending		480,915
Weighted average grant date fair value, Vested		$ 0.6727
Weighted average grant date fair value, Ending		$ 0.6727
Number of restricted shares, Granted		1,780,681
Weighted average grant date fair value, Granted		$ 0.6727